Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Financial instruments, measured at fair value

		Fair value measurements at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$1,136,892	$0	$1,136,892	$0
Short-term investments	818,934	0	818,934	0
Equity investments with readily determinable fair values	21,307	21,307	0	0
Foreign exchange forward contracts recognized in other short-term liabilities	715	0	715	0

		Fair value measurements at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$595,702	$0	$595,702	$0
Short-term investments	1,041,395	0	1,041,395	0
Restricted time deposits	244,179	0	244,179	0
Equity investments with readily determinable fair values	6,790	6,790	0	0

Assets measured at fair value on nonrecurring basis

		Fair value measurements at reporting date using
Items	As of December 31, 2017	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$10,192	$0	$0	$10,192
Intangible assets, net	23,060	0	0	23,060
Goodwill	71,565	0	0	71,565

		Fair value measurements at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$5,504	$0	$0	$5,504
Intangible assets, net	24,118	0	0	24,118
Goodwill	53,263	0	0	53,263

ASU 2016-01 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Line items in condensed consolidated statement of comprehensive income and balance sheet under adoption of ASU 2016-01

	As reported	Without adoption of ASU 2016-01	Effect of change Higher/(Lower)
Operating loss	$(160,525)	(160,525)	0
Other income, net	64,167	49,828	14,339
Income tax benefit	(13,432)	(12,542)	(890)
Net loss	(67,359)	(82,588)	15,229
Foreign currency translation adjustments	(37,339)	(37,339)	0
Change in unrealized gain for equity securities with readily determinable fair values	0	(2,743)	2,743
Other comprehensive loss	(37,339)	(40,082)	2,743
Comprehensive loss	(104,698)	(122,670)	17,972
Basic net loss per share attributable to Sohu.com Limited	(4.11)	(4.19)	0.08
Diluted net loss per share attributable to Sohu.com Limited	(4.13)	(4.21)	0.08

	As reported	Without adoption of ASU 2016-01	Effect of change Higher/(Lower)
Long term investments, net	$108,356	90,357	17,999
Deferred tax liabilities	85,264	85,237	27
Accumulated other comprehensive income	24,719	29,477	(4,758)
Accumulated deficit	(394,801)	(399,546)	4,745